Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Current Assets [abstract]
VAT receivables	$ 2,147	$ 3,093
Prepaid expenses and other prepayments	13,431	14,113
Tax and social receivables	270	227
Deferred expenses and other current assets	885	12,210
Total other current assets	$ 16,733	$ 29,643